Bank Borrowings	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Bank Borrowings	Bank Borrowings
Components of bank borrowings are as follows as of:

	December 31, 2024	June 30, 2025	June 30, 2025
	HK$	HK$	US$
Bank of Communications (Hong Kong) Limited – Loan 1 (1)	2,358,837	1,489,754	189,780
Standard Chartered Bank (Hong Kong) Limited – Loan 2 (2)	1,917,055	1,287,524	164,018
Standard Chartered Bank (Hong Kong) Limited – Loan 3 (3)	1,414,102	1,053,016	134,144
Standard Chartered Bank (Hong Kong) Limited – Loan 4 (4)	369,692	241,000	30,701
Total	6,059,686	4,071,294	518,643

Less: current portion of long-term bank borrowings	(4,012,047)	(3,756,931)	(478,596)
Non-current portion of long-term bank borrowings	2,047,639	314,363	40,047
(1)On April 25, 2019, m-FINANCE borrowed HK$11,000,000 as working capital for 7 years from April 25, 2019 to April 24, 2026 at an annual interest rate of 4.250% under the loan agreement with Bank of Communications (Hong Kong) Limited signed on April 16, 2019. The loan is secured by a personal guarantee from Tai Wai (Stephen) Lam, who is the director of the Company.
(2)On December 22, 2020, m-FINANCE borrowed HK$5,000,000 as working capital for 60 months from December 22, 2020 to December 22, 2025 at an annual interest rate of 3.00% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan is secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors of the Company.
(3)On November 2, 2021, mFTT borrowed HK$2,847,150 as working capital for 5 years from November 2, 2021 to November 2, 2026 at an annual interest rate of 3.00% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan is secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors of the Company.
(4)On May 31, 2021, m-FINANCE borrowed HK$1,000,000 as working capital for 5 years from May 31, 2021 to May 31, 2026 at an annual interest rate of 3.00% under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan is secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors of the Company.
Interest expenses pertaining to the above bank borrowings for the six months ended June 30, 2024 and 2025 amounted to HK$151,282 and HK$91,002 (US$11,593), respectively. The weighted average annual interest rate for the six months ended June 30, 2024 and 2025 was 3.3% and 3.6%, respectively.
Maturities of the bank borrowings were as follows:

	HK$	US$
Year ending December 31,
2025 (remaining)	2,079,204	264,870
2026	2,069,833	263,676
Total bank borrowings repayments	4,149,037	528,546
Less: imputed interest	(77,743)	(9,903)
Total	4,071,294	518,643